UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2633
FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2009

Item 1. Schedule of Investments.
CALVERT FIRST GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE VARIABLE RATE DEMAND NOTES - 13.3%
Rural Electric Coop Grantor Trust Certificates, 2.00%, 12/18/17, BPA: JPMorgan Chase Bank, GA: U.S. Government (r)	$29,160,000	$29,160,000

Total Taxable Variable Rate Demand Notes (Cost $29,160,000)		29,160,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 87.3%
Fannie Mae:
1.167%, 2/12/10 (r)	2,000,000	2,003,487
4.30%, 2/17/10	4,000,000	4,116,660
1.244%, 7/13/10 (r)	4,000,000	3,999,341
Fannie Mae Discount Notes:
4/1/09	1,000,000	1,000,000
4/15/09	2,187,000	2,186,821
12/10/09	2,000,000	1,989,458
3/1/10	2,000,000	1,984,088
Fannie Mae Interest Strip, Zero Coupon, 1/15/10	1,000,000	991,654
Farmer Mac, 2.30%, 4/1/09	1,000,000	1,000,000
Federal Farm Credit Bank:
0.28%, 4/30/09 (r)	5,000,000	4,999,996
0.34%, 3/3/10 (r)	3,300,000	3,272,189
0.875%, 4/1/10	2,000,000	2,000,000
0.831%, 7/8/10 (r)	1,000,000	1,000,000
0.922%, 11/24/10 (r)	5,000,000	5,001,172
Federal Home Loan Bank:
1.241%, 4/7/09 (r)	2,000,000	1,999,946
2.52%, 4/21/09	1,000,000	1,000,000
0.44%, 4/24/09 (r)	4,000,000	4,000,000
1.159%, 4/24/09 (r)	1,000,000	1,000,000
2.625%, 4/30/09	1,000,000	1,000,000
0.66%, 5/12/09 (r)	3,000,000	2,994,886
1.051%, 5/27/09 (r)	1,000,000	1,000,054
6.30%, 6/3/09	500,000	503,154
3.125%, 6/18/09	1,000,000	1,000,075
0.451%, 8/10/09 (r)	2,000,000	2,000,000
0.453%, 8/21/09 (r)	7,100,000	7,099,097
0.46%, 8/27/09 (r)	2,500,000	2,498,391
0.468%, 9/4/09 (r)	2,000,000	2,000,000
0.496%, 9/14/09 (r)	1,000,000	999,734
0.40%, 9/18/09 (r)	1,000,000	1,000,000

	PRINCIPAL
	AMOUNT	VALUE

0.496%, 9/18/09 (r)	1,000,000	998,593
1.185%, 10/13/09 (r)	1,000,000	1,000,227
3.10%, 10/14/09	500,000	500,000
1.104%, 12/7/09 (r)	1,000,000	999,012
5.00%, 12/11/09	1,000,000	1,027,403
1.14%, 12/15/09 (r)	1,500,000	1,497,999
STEP, 1.55% to 6/15/09, 3.00% thereafter to 12/15/09 (r)	2,000,000	2,000,000
0.463%, 1/8/10 (r)	1,000,000	999,472
1.00%, 2/5/10	1,000,000	1,000,000
1.171%, 2/10/10 (r)	1,000,000	1,000,372
1.00%, 2/18/10	500,000	499,729
0.80%, 2/19/10 (r)	2,000,000	2,000,000
1.211%, 2/19/10 (r)	5,000,000	4,997,741
1.05%, 2/23/10	2,000,000	1,998,167
1.00%, 2/26/10	1,000,000	1,000,000
1.116%, 3/26/10 (r)	1,750,000	1,747,148
Federal Home Loan Bank Discount Notes:
4/1/09	32,550,000	32,550,000
4/2/09	100,000	99,999
4/6/09	1,000,000	999,972
4/15/09	450,000	449,956
4/20/09	200,000	199,958
4/21/09	100,000	99,972
4/30/09	1,000,000	997,648
5/1/09	100,000	99,958
5/5/09	1,240,000	1,237,099
5/22/09	100,000	99,957
6/16/09	100,000	99,894
7/31/09	100,000	99,782
8/21/09	1,500,000	1,483,690
9/3/09	1,000,000	987,729
9/30/09	775,000	768,294
11/17/09	500,000	492,972
12/14/09	100,000	99,429
12/16/09	1,000,000	994,244
1/4/10	100,000	99,344
1/12/10	1,000,000	994,042
Federal Home Loan Banks:
0.96%, 1/13/10 (r)	5,000,000	4,999,405
3.75%, 1/29/10	1,180,000	1,208,444
0.74%, 2/4/10 (r)	5,000,000	5,000,000
Freddie Mac:
0.526%, 9/18/09 (r)	2,000,000	2,000,279
0.536%, 9/18/09 (r)	1,000,000	999,447
0.503%, 9/21/09 (r)	2,000,000	1,999,511
0.503%, 9/21/09 (r)	2,000,000	1,999,418
0.489%, 10/19/09 (r)	3,000,000	2,997,560
4.75%, 11/3/09	1,000,000	1,012,788
0.408%, 12/7/09 (r)	1,200,000	1,199,378
0.408%, 12/7/09 (r)	300,000	299,069

	PRINCIPAL
	AMOUNT	VALUE

4.00%, 12/15/09	1,000,000	1,019,885
1.20%, 12/23/09	1,000,000	1,000,000
1.00%, 1/13/10	2,000,000	2,000,000
0.98%, 2/4/10	1,000,000	1,000,000
1.25%, 2/26/10	2,000,000	2,000,000
1.25%, 3/9/10	1,000,000	1,000,000
1.375%, 3/16/10	1,000,000	1,000,000
1.25%, 3/18/10	1,000,000	1,000,000
1.30%, 3/19/10	1,000,000	1,000,000
2.875%, 4/30/10	1,354,000	1,382,148
Freddie Mac Discount Notes:
4/23/09	1,000,000	999,939
5/6/09	1,000,000	999,854
6/9/09	1,000,000	999,521
11/9/09	1,000,000	988,283
12/7/09	1,000,000	993,750
2/4/10	1,000,000	991,417
Overseas Private Investment Corp. VRDN:
0.40%, 11/15/13, GA: U.S. Government (r)	8,837,210	8,837,210
0.40%, 5/15/21 (r)	9,000,000	9,000,000

Total U.S. Government Agencies And Instrumentalities (Cost $191,787,311)		191,787,311

TOTAL INVESTMENTS (Cost $220,947,311) - 100.6%		220,947,311
Other assets and liabilities, net — (0.6%)		(1,416,142)

NET ASSETS - 100%		$219,531,169

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
GA: Guaranty Agreement
Abbreviations:
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert First Government Money Market Fund (the “Fund”), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$220,947,311
Level 3 - Significant Unobservable Inputs	—
Total	$220,947,311
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
Treasury’s Guarantee Plan For Money Market Funds: The Fund has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects certain shareholders from losses if the Fund is unable to maintain a $1.00 net asset value. The Program applies to shareholders of record on September 19, 2008. Covered shareholders will receive $1.00 per share upon liquidation of the Fund, subject to adjustment and the overall amount available to all money market funds participating in the

Program. The Fund will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Fund’s net assets as of September 19, 2008 (accordingly, the Fund’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through April 30, 2009. For the extension of the Program (through April 30, 2009), the Fund made an extension payment of 0.015% of the Fund’s net assets as of September 19, 2008. The Fund opted not to extend the Program beyond April 30, 2009.
NOTE B — TAX INFORMATION
The cost of investments owned at March 31, 2009 for federal income tax purposes was $220,947,311.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME
By: /s/ Barbara J. Krumsiek
 Barbara J. Krumsiek
 President — Principal Executive Officer
Date: May 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 29, 2009
/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: May 29, 2009